Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Commission	[1]	$ 176,883	$ 177,234	$ 184,933
Other	[1]	13,823	16,090	18,414
Total revenue	[1]	190,706	193,324	203,347
Operating costs and expenses:
Cost of revenue	[1]	582	862	1,947
Marketing and advertising	[1]	65,874	72,213	75,571
Customer care and enrollment	[1]	59,183	48,718	43,159
Technology and content	[1]	32,889	32,749	36,351
General and administrative	[1]	39,969	35,216	30,239
Acquisition costs	[1]	621	0	0
Restructuring charge (benefit)	[1]	0	(297)	4,541
Amortization of intangible assets	[1],[2]	1,040	1,040	1,153
Total operating costs and expenses	[1]	200,158	190,501	192,961
Income (loss) from operations	[1]	(9,452)	2,823	10,386
Other income, net	[1]	1,182	1,149	1,285
Income (loss) before provision (benefit) for income taxes	[1]	(8,270)	3,972	11,671
Provision (benefit) for income taxes	[1]	(33,696)	3,668	7,707
Net income	[1],[2],[3]	$ 25,426	$ 304	$ 3,964
Net income per share:
Basic (in usd per share)	[1]	$ 1.37	$ 0.02	$ 0.22
Diluted (in usd per share)	[1]	$ 1.33	$ 0.02	$ 0.22
Weighted-average number of shares used in per share amounts:
Basic (in shares)	[1]	18,512	18,272	18,008
Diluted (in shares)	[1]	19,047	18,314	18,086
Foreign currency translation adjustment, net of taxes	[1],[3]	$ 29	$ (23)	$ 18
Comprehensive income	[1]	$ 25,455	$ 281	$ 3,982

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method